Selling, general and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2021
Selling, General and Administrative Expense [Abstract]
Schedule of selling, general and administrative expenses
Selling, general and administrative expenses consisted of the following for the years ended December 31, 2021, 2020 and 2019:

	Year Ended December 31,
	2021		2020	2019
Personnel expenses	$150,286		$104,765	$122,453
Share-based compensation	96,087	(a)	69,187	69,410
Professional services	28,999		24,480	24,287
Office expenses	15,417		12,974	14,095
Travel expenses	5,649		7,809	17,604
Other expenses	21,450		22,946	19,609
	$317,888		$242,161	$267,458

(a)Share-based compensation expense is gross of a $10.5 million tax benefit.